Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 164,049	$ 160,316	$ 157,364
Other comprehensive income (loss) net of tax:
Net unrealized gains (losses) on available-for-sale securities	(1,403)	(27,536)	22,924
Reclassification adjustment of net gains from sale of available-for-sale securities included in net income	0	9,641	0
Related tax benefit (expense)	516	6,577	(8,425)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(887)	(11,318)	14,499
Net unrealized gain (loss) on long-term borrowing hedges	(16,793)	(14,287)	(268)
Related tax benefit (expense)	6,171	5,250	99
Derivatives qualifying as hedges, net of tax, portion attributable to parent	(10,622)	(9,037)	(169)
Other comprehensive income (loss)	(11,509)	(20,355)	14,330
Comprehensive income	$ 152,540	$ 139,961	$ 171,694